SHORT-TERM BANK LOANS AND NOTES PAYABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans			¥ 0		¥ 0
Interest expense				¥ 6,042
Bankers acceptance notes payable	$ 23,166		¥ 63,024		¥ 150,064